MARKETABLE SECURITIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Unrealized loss from available-for-sale securities	$ 119	$ 170	$ (56)
Other Comprehensive Income (Loss) [Member]
Other comprehensive income from available-for-sale securities	327	173
Unrealized loss from available-for-sale securities	(8)	154
Other comprehensive income from available-for-sale securities	$ 319	$ 327